MATERIAL COMMITMENTS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 27, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
MATERIAL COMMITMENTS
Government grants to finance it's research and development programs			$ 6,334
Royalty amount included in government grants			$ 3,289
Secured overnight financing rate description			Secured Overnight Financing Rate, the SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest will be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%.
Maximum royalty to government grants (in percent)			100.00%
Accrued royalty expense					$ 169	$ 136
Contingent liability			$ 774		$ 1,197
Discounting interest rate on royalty			20.00%	20.00%
Royalty commitments descriptions			Royalties are payable at the rate of 3%-4% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR
Proceeds from private investment in public equity	$ 20,000
Subscription Agreement With Sensegain Prodigy Cayman Fund [Member]
MATERIAL COMMITMENTS
Number of plaintiffs claim provided to certain service providers			2,000,000
Agreement amount		$ 29,100
Proceeds from private investment in public equity		$ 20,000	$ 2,300
Settlement Agreement With Alta Partners [Member]
MATERIAL COMMITMENTS
Proceeds from private investment in public equity			$ 2,300
Minimum
MATERIAL COMMITMENTS
Agency participation in cost (in percent)			50.00%
Royalty to be paid on total sales of these programs (in percent)			3.00%
Accrued royalty expense to revenue (in percent)			3.00%
Maximum
MATERIAL COMMITMENTS
Agency participation in cost (in percent)			75.00%
Royalty to be paid on total sales of these programs (in percent)			4.00%
Accrued royalty expense to revenue (in percent)			4.00%